NOTE 8 REVENUE CONCENTRATION (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Customers, Revenue
Top 5 Customers – Sales $	YTD 2012	YTD 2011
Customer 1	19,421	12,626
Customer 2	18,870	9,389
Customer 3	15,682	4,238
Customer 4	3,302	3,745
Customer 5	2,305	3,260
Other	11,708	24,984
TOTAL	71,288	58,242

Customers, Percent of Sales
Top 5 Customers – Sales %	YTD 2012	YTD 2011
Customer 1	27	22
Customer 2	27	16
Customer 3	22	7
Customer 4	5	6
Customer 5	3	6
Other	16	43
TOTAL	100	100